Share-Based Payments - Reconciliation of North America Employee Participation Plan Shares (Details)			1 Months Ended		8 Months Ended	12 Months Ended
	Nov. 13, 2025	May 14, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2025 shares
BioNTech 2024 North America Employee Participation Plan - RSUs
Share Options Outstanding [Abstract]
Beginning balance (in shares)						379,588
Granted (in shares)	27,743	330,774	47,115	356,757
Forfeited (in shares)					(24,284)	(67,430)
Settled (in shares)						(91,828)
Ending balance (in shares)			379,588		379,588	578,847
BioNTech 2024 North America Employee Participation Plan - RSUs | Vested
Share Options Outstanding [Abstract]
Ending balance (in shares)						0
BioNTech 2024 North America Employee Participation Plan - RSUs | Unvested
Share Options Outstanding [Abstract]
Ending balance (in shares)						578,847
BioNTech 2024 North America Employee Participation Plan - PSUs
Share Options Outstanding [Abstract]
Beginning balance (in shares)						31,566
Granted (in shares)		32,160		34,481
Forfeited (in shares)					(2,915)	(5,465)
Settled (in shares)						(7,644)
Ending balance (in shares)			31,566		31,566	50,617
BioNTech 2024 North America Employee Participation Plan - PSUs | Vested
Share Options Outstanding [Abstract]
Ending balance (in shares)						0
BioNTech 2024 North America Employee Participation Plan - PSUs | Unvested
Share Options Outstanding [Abstract]
Ending balance (in shares)						50,617